Annual Operating Expenses - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
	Dec. 30, 2024
Operating Expenses:
Management fee	0.91%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual operating expenses	0.97%

[1]	B Adjusted to reflect current fees.
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% was previously charged under the services agreements.